SELECTED QUARTERLY FINANCIAL DATA 2 (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	$ 2,747,000,000		$ 2,815,000,000		$ 2,678,000,000		$ 2,795,000,000		$ 2,705,000,000		$ 2,551,000,000		$ 2,651,000,000		$ 2,650,000,000
Quarterly Financial Data, Expenses And Other Income	2,433,000,000		2,368,000,000		2,302,000,000		2,408,000,000		2,357,000,000		2,119,000,000		2,353,000,000		2,298,000,000
Quarterly Financial Data, Net Income	321,000,000		383,000,000		292,000,000		266,000,000		320,000,000		323,000,000		267,000,000		178,000,000
Quarterly Financial Data, Earnings	297,000,000		348,000,000		269,000,000		247,000,000		282,000,000		296,000,000		245,000,000		178,000,000		1,161,000,000	1,001,000,000	859,000,000
Quarterly Financial Data, Dividends On Preferred Stock	0		0				0
Quarterly Financial Data, Net Income Per Share, Basic	$ 1.31	[1]	$ 1.56	[1]	$ 1.19	[1]	$ 1.09	[1]	$ 1.31	[1]	$ 1.32	[1]	$ 1.1	[1]	$ 0.73	[1]
Quarterly Financial Data, Earnings Per Share, Basic	$ 1.21	[1]	$ 1.41	[1]	$ 1.1	[1]	$ 1.01	[1]	$ 1.15	[1]	$ 1.21	[1]	$ 1	[1]	$ 0.73	[1]	$ 4.72	$ 4.1	$ 3.56
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Basic	246,400		246,100		245,700		245,300		244,400		244,100		243,600		243,300		245,891	243,863	241,347
Quarterly Financial Data, Net Income Per Share, Diluted	$ 1.28	[1]	$ 1.53	[1]	$ 1.17	[1]	$ 1.07	[1]	$ 1.28	[1]	$ 1.29	[1]	$ 1.07	[1]	$ 0.72	[1]
Quarterly Financial Data, Earnings Per Share, Diluted	$ 1.18	[1]	$ 1.39	[1]	$ 1.08	[1]	$ 0.99	[1]	$ 1.13	[1]	$ 1.19	[1]	$ 0.98	[1]	$ 0.72	[1]	$ 4.63	$ 4.01	$ 3.48
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Diluted	251,300		250,800		250,100		249,700		249,900		249,300		248,500		247,500		250,655	249,332	246,693
Parent Company [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Earnings																	1,161,000,000	1,001,000,000	859,000,000
Quarterly Financial Data, Earnings Per Share, Basic																	$ 4.72	$ 4.1	$ 3.56
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Basic																	245,891	243,863	241,347
Quarterly Financial Data, Earnings Per Share, Diluted																	$ 4.63	$ 4.01	$ 3.48
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Diluted																	250,655	249,332	246,693
San Diego Gas and Electric Company [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	1,046,000,000		1,233,000,000		1,063,000,000		987,000,000		1,000,000,000		1,063,000,000		1,064,000,000		939,000,000
Quarterly Financial Data, Operating Expenses	826,000,000		957,000,000		821,000,000		766,000,000		774,000,000		800,000,000		939,000,000		771,000,000
Quarterly Financial Data, Operating Income	220,000,000		276,000,000		242,000,000		221,000,000		226,000,000		263,000,000		125,000,000		168,000,000
Quarterly Financial Data, Net Income	128,000,000		169,000,000		129,000,000		101,000,000		142,000,000		139,000,000		73,000,000		81,000,000
Quarterly Financial Data, (Earnings) Losses Attributable To Noncontrolling Interests	0		(12,000,000)		(6,000,000)		(2,000,000)		(23,000,000)		(5,000,000)		(7,000,000)		11,000,000
Quarterly Financial Data, Earnings									119,000,000		134,000,000		66,000,000		92,000,000		507,000,000	411,000,000	489,000,000
Quarterly Financial Data, Call Premium On Preferred Stock											(3,000,000)
Quarterly Financial Data, Dividends On Preferred Stock									0		(2,000,000)		(1,000,000)		(1,000,000)
Quarterly Financial Data, Earnings Attributable To Common Shares	128,000,000		157,000,000		123,000,000		99,000,000		119,000,000		129,000,000		65,000,000		91,000,000
Southern California Gas Company [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	998,000,000		855,000,000		917,000,000		1,085,000,000		1,042,000,000		807,000,000		904,000,000		983,000,000
Quarterly Financial Data, Operating Expenses	881,000,000		702,000,000		795,000,000		956,000,000		920,000,000		652,000,000		725,000,000		900,000,000
Quarterly Financial Data, Operating Income	117,000,000		153,000,000		122,000,000		129,000,000		122,000,000		155,000,000		179,000,000		83,000,000
Quarterly Financial Data, Net Income	76,000,000		98,000,000		81,000,000		78,000,000		98,000,000		102,000,000		119,000,000		46,000,000
Quarterly Financial Data, Earnings																	333,000,000	365,000,000	290,000,000
Quarterly Financial Data, Dividends On Preferred Stock					(1,000,000)				0		0		(1,000,000)		0
Quarterly Financial Data, Earnings Attributable To Common Shares	$ 76,000,000		$ 98,000,000		$ 80,000,000		$ 78,000,000		$ 98,000,000		$ 102,000,000		$ 118,000,000		$ 46,000,000

[1]	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.